Expense Example {- Target Volatility Portfolio} - 02.28 VIP Target Volatility Portfolio Service, Service 2 PRO-11 - Target Volatility Portfolio	Apr. 30, 2021 USD ($)
VIP Target Volatility Portfolio-Service VIP
Expense Example:
1 year	$ 75
3 years	260
5 years	468
10 years	1,066
VIP Target Volatility Portfolio-Service 2 VIP
Expense Example:
1 year	90
3 years	308
5 years	549
10 years	$ 1,241